Capital Stock (Tables)	12 Months Ended
Jan. 31, 2023
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Summary of Changes in Capital Stock Issued and Outstanding
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2021	42,652,906	$206.8
Issued upon exercise of stock options	1,668,032	86.1
Issued in exchange of multiple voting shares	936,692	0.1
Repurchased under the SIB	(3,381,641)	(18.7)
Repurchased under the NCIB	(3,332,228)	(17.2)
Balance as at January 31, 2022	38,543,761	257.1
Issued upon exercise of stock options	299,102	15.4
Issued in exchange of multiple voting shares	570,779	0.1
Repurchased under the SIB	(2,427,184)	(17.1)
Repurchased under the NCIB	(463,950)	(3.1)
Balance as at January 31, 2023	36,522,508	$252.4

Multiple voting shares
Balance as at February 1, 2021	43,891,671	$3.6
Exchanged for subordinate voting shares	(936,692)	(0.1)
Balance as at January 31, 2022	42,954,979	$3.5
Exchanged for subordinate voting shares	(570,779)	(0.1)
Balance as at January 31, 2023	42,384,200	$3.4

Total outstanding as at January 31, 2023	78,906,708	$255.8